Summary of Significant Accounting Policies - Schedule Of Movement Of Deferred Guarantee Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue Remaining Performance Obligation Changes Line Item [Line Items]
Opening balance	¥ 1,259,396
Release of quality assurance obligations upon repayment				¥ 6,718,809
Ending balance	1,089,503	$ 170,967	¥ 1,259,396
Deferred Guarantee Income [Member]
Revenue Remaining Performance Obligation Changes Line Item [Line Items]
Opening balance	1,259,396		1,873,254
Newly written quality assurance obligations	2,423,619		2,838,707
Release of quality assurance obligations upon repayment	(2,593,512)		(3,386,032)
Termination of P2P quality assurance obligations			(66,533)
Ending balance	¥ 1,089,503		¥ 1,259,396